Income tax (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised		$ 359,234	$ 383,674	$ 299,255
Chile [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	315,733	345,104	280,290
Argentina [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[2]	5,490	4,849	2,908
Brazil [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	$ 38,011	$ 33,721	$ 16,057

[1]	Taxable losses have no expiration date.
[2]	Expiring dates for tax losses accumulated at 31 December 2018 are: 2021 – 372 (Amounts in US$ '000) and 2022 – 5,118 (Amounts in US$ '000).